Share-based Payments Arrangement - Black-Scholes Model and Related Assumptions used to Evaluate Options and Fair Value of Options by IISI (Detail) - IISI Plan [Member]	Jan. 31, 2014 TWD ($) yr $ / shares	Aug. 31, 2013 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price | $ / shares	$ 14.51	$ 12.51
Exercise price | $ / shares	$ 14.00	$ 14.00
Dividend yield	6.00%	6.00%
Weighted average fair value of grants | $	$ 2,345	$ 1,670
Bottom of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-free interest rate	1.16%	1.20%
Expected life | yr	4.5	4.5
Expected volatility	35.28%	36.01%
Top of Range [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Risk-free interest rate	1.32%	1.39%
Expected life | yr	5.5	5.5
Expected volatility	35.97%	36.62%